Disclosure of detailed information about recoverable amounts for cash-generating units with indefinite life intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Carrying value of goodwill	$ 7,130	$ 7,130	$ 7,130
Cash-generating units [Member] | Loyalty Currency Retailing [Member]
Statement [Line Items]
Carrying value of goodwill	5,681
Carrying value of indefinite-life intangible assets	$ 4,505
Period used	5 years
Terminal growth rate	2.5%
Pre-tax discount rate	20.40%
Cash-generating units [Member] | Points Travel [Member]
Statement [Line Items]
Carrying value of goodwill	$ 1,449
Carrying value of indefinite-life intangible assets	$ 0
Period used	5 years
Terminal growth rate	2.5%
Pre-tax discount rate	30.50%